Income Taxes - Summary of the Change in the Net Deferred Tax Asset (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 9,710	$ 7,434	$ 5,441
Deferred income tax (benefit) provision	(3,224)	(2,781)	611
Deferred tax effects of:
Change in net unrealized gain (loss) on securities available for sale	646	(489)	2,511
Amortization of defined benefit plan net actuarial loss and prior service cost	(102)	(16)	93
Balance at end of year	$ 13,478	$ 9,710	$ 7,434